ASSET ACQUISITION OF STAR BUDS INTERNATIONAL INC. (Tables)	12 Months Ended
Jun. 30, 2021
ASSET ACQUISITION OF STAR BUDS INTERNATIONAL INC.
Liabilities assumed and allocation
Consideration paid	$
33,500,000 common shares at $0.17 per share	5,695,000
Initial promissory note (iv)	381,093
Additional promissory notes (v)	302,678
6,378,771
Liabilities assumed	55,000
Amount allocated to:	6,433,771
Leasehold improvements	1,060,224
Rental deposits	129,580
Star Buds trade name	5,243,967
6,433,771